SCHEDULE OF PROPERTY AND EQUIPMENT (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 3,079	$ 2,092
Less: accumulated depreciation	(963)	(492)
Property and equipment, net	2,116	1,600
Computer Hardware and Software [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	3,070	2,082
Furniture, Fixture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 9	$ 10